Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Liabilities, fair value	$ 459,236	$ 5,044,441
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	459,236	5,044,441
Warrant Liability Private Placement Warrants
Liabilities:
Liabilities, fair value	459,236	5,044,441
Warrant Liability Private Placement Warrants | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	$ 459,236	$ 5,044,441